Nature of Operations (Details) ¥ in Thousands	12 Months Ended
Mar. 31, 2021 JPY (¥)
Nature of Operations
Amount received from subsidy program	¥ 2,000
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income